ETFMG Prime Junior Silver Miners ETF
Schedule of Investments
December 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.3%
Canada - 68.3%
Commercial Services & Supplies - 2.1%
Alexco Resource Corp. (a)	1,339,639	$3,107,963
Metals & Mining - 66.2% (c)
Americas Gold & Silver Corp. (a)	910,202	2,852,814
Bear Creek Mining Corp. (a)	1,218,000	2,570,036
Canada Cobalt Works, Inc. (a)	1,084,213	526,013
Endeavour Silver Corp. (a)	1,447,627	3,488,781
Excellon Resources, Inc. (a)	2,204,453	1,748,555
First Majestic Silver Corp. (a)	1,398,243	17,142,459
Fortuna Silver Mines, Inc. (a)	652,118	2,656,582
Great Panther Mining, Ltd. (a)	2,868,858	1,463,118
Hudbay Minerals, Inc.	878,458	3,639,524
Kootenay Silver, Inc. (a)(e)	5,577,661	1,460,402
MAG Silver Corp. (a)	535,813	6,329,653
Mandalay Resources Corp. (a)(d)	1,203,127	1,000,637
Maya Gold & Silver, Inc. (a)(d)	1,284,318	1,928,628
Minaurum Gold, Inc. (a)(d)	3,826,983	1,473,560
Minco Silver Corp. (a)(d)	924,053	505,239
Mirasol Resources, Ltd. (a)	851,397	347,496
Pan American Silver Corp.	728,855	17,265,088
Sabina Gold & Silver Corp. (a)	1,374,486	2,032,277
Sierra Metals, Inc. (a)(d)	1,075,557	1,805,640
Silvercorp Metals, Inc. (a)	1,080,574	6,099,578
SilverCrest Metals, Inc.	829,696	5,603,507
SSR Mining, Inc. (a)	349,008	6,716,499
Trevali Mining Corp. (a)	8,017,428	1,420,052
Yamana Gold, Inc.	1,573,665	6,215,977
Total Metals & Mining		96,292,115
Total Canada		99,400,078

Peru - 4.7%
Metals & Mining - 4.7% (c)
Hochschild Mining PLC	2,823,453	6,844,145

United States - 26.3%
Metals & Mining - 26.3% (c)
Coeur Mining, Inc. (a)	2,159,872	17,451,766
Gold Resource Corp.	338,117	1,873,168
Golden Minerals Co. (a)	1,294,031	401,150
Hecla Mining Co.	4,789,484	16,236,351
McEwen Mining, Inc.	1,745,980	2,217,394
Total United States		38,179,829
TOTAL COMMON STOCKS (Cost $117,209,402)		144,424,052

RIGHTS - 0.4%
Canada - 0.4%
Metals & Mining - 0.4% (c)
Pan American Silver Corp. (a)	502,820	592,017
Total Canada		592,017

SHORT-TERM INVESTMENTS - 0.4%
MONEY MARKET FUNDS - 0.4%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 1.49% (b)	585,148	585,148
TOTAL SHORT-TERM INVESTMENTS (Cost $585,148)		585,148

Total Investments (Cost $117,794,550) - 100.1%		145,601,217
Liabilities in Excess of Other Assets - (0.1)%		(129,948)
TOTAL NET ASSETS - 100.0%		$145,471,269

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at December 31, 2019.
(c)	As of December 31, 2019, the Fund had a significant portion of its assets invested in the Metals & Mining Industry.
(d)	These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $6,713,704, which represents 4.62% of total net assets.
(e)	Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three monthes ended December 31, 2019, is set forth below

Issuer Name	Value at October 1, 2019	Purchase	Sales	Net Realized (Losses)	Net Changes in Unrealized	Value at December 31, 2019	Dividends	Shares Held at December 31, 2019
Kootenany Silver Inc.	$760,917	$315,128	$(52,256)	$17,223	$419,390	$1,460,402	$--	5,577,661

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC., doing business as U.S. Bank Global Fund Services ("Fund Services").